Income tax expense - Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Increase in deferred tax assets from overseas subsidiaries	₩ 939	₩ 1,960